Significant transactions with related parties	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Significant transactions with related parties

Note 20. Significant transactions with related parties

Transactions with related parties having significant influence over the Group

During the six months ended June 30, 2025 and June 30, 2024, the Group conducted transactions with AstraZeneca, which is also a shareholder with significant influence over the Group. These transactions are detailed in Notes 2.3 and 4.1.

Outstanding balances with AstraZeneca as of June 30, 2025 and December 31, 2024 are as follows:

	AstraZeneca
ASSETS	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Total non-current assets	-	-
Trade receivables	6,053	7,817
Total current assets	6,053	7,817
TOTAL ASSETS	6,053	7,817
LIABILITIES
Non-current financial liabilities
Total non-current liabilities	-	-
Current financial liabilities	-	-
Deferred income and contract liabilities	112,155	112,936
Total current liabilities	112,155	112,936
TOTAL LIABILITIES	112,155	112,936

Transactions with other related parties

Bpifrance, which is a shareholder of Cellectis without significant influence, participated in a bank syndicate that granted to Cellectis a State-Guaranteed loan (“Prêt Garanti par l’Etat”, or “PGE”). During the six months ended June 30, 2025, we made payments of €2.4 million ($2.6 million) in principal and interests pursuant to the PGE loan.

We also entered into agreements with Bpifrance, to provide:

•
a financing of 80% of our tax receivables related to the 2021 and 2022 Research Tax Credit ("Crédit d'Impôt Recherche" or "CIR") income. Pursuant to these agreements, Bpifrance advanced €5.5 million and €5.3 million over the period from June 15, 2022 to June 15, 2023. The agreements were amended to extend the maturity to October, 15, 2025. We made payments of €0.2 million ($0.2 million) in interests during the six months ended June 30, 2025.
•
a grant and refundable advance to partially support a R&D program related to Cellectis' UCART20x22 for up to €6.4 million subject to specific conditions (see note 12) . In the six months ended June 30, 2025, Cellectis did not pay any principal or interests related to this advance. Interests accrued during the period amount to €0.2 million ($0.2 million).

Outstanding balances with Bpifrance were as follows:

	BPI
	As of December 31,	As of June 30,
	2024	2025
ASSETS	$ in thousands
Total non-current assets	-	-
Total current assets	-	-
TOTAL ASSETS	-	-
LIABILITIES
Non-current financial liabilities	4,358	4,248
Total non-current liabilities	4,358	4,248
Current financial liabilities	12,716	14,390
Total current liabilities	12,716	14,390
TOTAL LIABILITIES	17,074	18,638